PREFERRED STOCK AND STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PREFERRED STOCK AND SHAREHOLDERS' EQUITY
PREFERRED STOCK AND STOCK-BASED COMPENSATION

NOTE 12 – PREFERRED STOCK AND STOCK-BASED COMPENSATION

The Company is authorized to issue the following classes of stock: Common Stock, Redeemable Convertible Preferred Stock and Redeemable Preferred Stock. The deemed liquidation preference provisions of the Redeemable Convertible Preferred Stock and the Redeemable Preferred Stock are considered contingent redemption provisions that are not solely within the Company’s control. Accordingly, these balances have been presented outside of permanent equity in the mezzanine section of the consolidated balance sheets. The following tables present the Company’s authorized and outstanding Redeemable Convertible Preferred Stock and Redeemable Preferred Stock as of March 31, 2021 and December 31, 2020:

Redeemable Convertible Preferred Stock:

	March 31, 2021
			Carrying
			Value, Net
	Shares	Shares Issued	of issuance	Liquidation
	Authorized	and Paid	costs	Preference
Series A Preferred Stock of $0.01 par value	16,078,344	16,078,344	$385	$4,700
Series A‑1 Preferred Stock of $0.01 par value	4,297,440	4,297,440	638	1,497
Series B Preferred Stock of $0.01 par value	15,253,512	15,253,512	4,497	10,074
Series B‑1 Preferred Stock of $0.01 par value	2,087,880	2,087,880	492	1,132
Series C Preferred Stock of $0.01 par value	29,537,800	29,537,800	25,147	23,452
Series C‑1 Preferred Stock of $0.01 par value	3,000,000	3,000,000	—	1,964
Series C‑2 Preferred Stock of $0.01 par value	8,695,368	8,695,368	5,054	11,883
Series D Preferred Stock of $0.01 par value	18,605,940	18,605,940	30,739	46,914
Series E Preferred Stock of $0.01 par value	11,066,882	11,066,882	67,858	90,282
Series E‑1 Preferred Stock of $0.01 par value	2,828,854	2,828,854	19,990	24,676
Total	111,452,020	111,452,020	$154,800	$216,574

	December 31, 2020
			Carrying
			Value, Net
	Shares	Shares Issued	of issuance	Liquidation
	Authorized	and Paid	costs	Preference
Series A Preferred Stock of $0.01 par value	16,078,344	16,078,344	$385	$4,633
Series A‑1 Preferred Stock of $0.01 par value	4,297,440	4,297,440	638	1,476
Series B Preferred Stock of $0.01 par value	15,253,512	15,253,512	4,497	9,930
Series B‑1 Preferred Stock of $0.01 par value	2,087,880	2,087,880	492	1,115
Series C Preferred Stock of $0.01 par value	29,537,800	29,537,800	25,147	23,117
Series C‑1 Preferred Stock of $0.01 par value	3,000,000	3,000,000	—	1,936
Series C‑2 Preferred Stock of $0.01 par value	8,695,368	8,695,368	5,054	11,713
Series D Preferred Stock of $0.01 par value	18,605,940	18,605,940	30,739	46,245
Series E Preferred Stock of $0.01 par value	11,066,882	11,066,882	67,858	88,995
Series E‑1 Preferred Stock of $0.01 par value	2,828,854	2,828,854	19,990	24,324
Total	111,452,020	111,452,020	$154,800	$213,484

Redeemable Preferred Stock:

	March 31, 2021
	Shares	Shares Issued	Carrying	Liquidation
	Authorized	and Paid	Value	Preference
Series 1 Preferred Stock of $0.01 par value	3,500	3,500	$10,735	$37,451

	December 31, 2020
	Shares	Shares Issued	Carrying	Liquidation
	Authorized	and Paid	Value	Preference
Series 1 Preferred Stock of $0.01 par value	3,500	3,500	$10,735	$36,520

Stock Options and RSUs

As of March 31, 2021, 27,316,071 options to purchase shares of common stock and 1,709,578 restricted stock units (“RSUs”) were outstanding. 2,877,446 options and 794,448 RSUs were granted in the three months ended March 31, 2021.

The following table summarizes the options to purchase shares of common stock activity under our equity incentive plans for the three months ended March 31, 2021:

Options
Outstanding at December 31, 2020	25,241,896
Granted	2,877,446
Exercised	(672,562)
Expired	—
Forfeited	(130,709)
Outstanding at March 31, 2021	27,316,071

The weighted average exercise price of the options granted during the three months ended March 31, 2021 was $2.70 per share.

The following table summarizes the RSUs activity under the 2017 Plan as of March 31, 2021:

Units
Outstanding December 31, 2020	915,730
Awarded	794,448
Vested	—
Forfeited	(600)
Outstanding March 31, 2021	1,709,578

In the three months ended March 31, 2021, the Company granted options and RSUs that vest over a three and half or four-year period from the grant date. In addition, 699,448 of the RSUs granted in the three months ended March 31, 2021 are subject to continued service and liquidity-based conditions. The liquidity-based conditions include an initial public offering, merger, sale or partial liquidation event as defined in the Company’s incentive plan and RSU agreement.

Stock-based compensation expense

The Company records stock-based compensation expense for our equity incentive plans in accordance with the provisions of the authoritative accounting guidance, which requires the measurement and recognition of compensation expense based on estimated fair values.

The impact on our results of operations of recording stock-based compensation expense under the Company’s equity incentive plans were as follows:

	Three months ended March 31
	2021	2020
Other operating expenses	$1,199	$646
Research and development expenses	899	338
Sales and marketing expenses	1,040	422
General and administrative expenses	1,159	772
Total stock-based compensation	$4,297	$2,178

NOTE 12 – PREFERRED STOCK AND SHAREHOLDERS’ EQUITY

The Company is authorized to issue the following classes of stock: Common Stock, Redeemable Convertible Preferred Stock and Redeemable Preferred Stock. The deemed liquidation preference provisions of the Redeemable Convertible Preferred Stock and the Redeemable Preferred Stock are considered contingent redemption provisions that are not solely within the Company’s control. Accordingly, these balances have been presented outside of permanent equity in the mezzanine section of the consolidated balance sheets. The following tables present the Company’s authorized and outstanding Redeemable Convertible Preferred Stock and Redeemable Preferred Stock as of December 31, 2020 and 2019:

NOTE 12 – PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (cont.)

Redeemable Convertible Preferred Stock:

	December 31, 2020
			Carrying
			Value, Net
	Shares	Shares Issued	of issuance	Liquidation
	Authorized	and Paid	costs	Preference
Series A Preferred Stock of $0.01 par value	16,078,344	16,078,344	$385	$4,633
Series A-1 Preferred Stock of $0.01 par value	4,297,440	4,297,440	638	1,476
Series B Preferred Stock of $0.01 par value	15,253,512	15,253,512	4,497	9,930
Series B-1 Preferred Stock of $0.01 par value	2,087,880	2,087,880	492	1,115
Series C Preferred Stock of $0.01 par value	29,537,800	29,537,800	25,147	23,117
Series C-1 Preferred Stock of $0.01 par value	3,000,000	3,000,000	—	1,936
Series C-2 Preferred Stock of $0.01 par value	8,695,368	8,695,368	5,054	11,713
Series D Preferred Stock of $0.01 par value	18,605,940	18,605,940	30,739	46,245
Series E Preferred Stock of $0.01 par value	11,066,882	11,066,882	67,858	88,995
Series E-1 Preferred Stock of $0.01 par value	2,828,854	2,828,854	19,990	24,324
Total	111,452,020	111,452,020	$154,800	$213,484

	December 31, 2019
			Carrying
			Value, Net
	Shares	Shares Issued	of issuance	Liquidation
	Authorized	and Paid	costs	Preference
Series A Preferred Stock of $0.01 par value	16,078,344	16,078,344	$385	$4,370
Series A-1 Preferred Stock of $0.01 par value	4,297,440	4,297,440	638	1,392
Series B Preferred Stock of $0.01 par value	15,253,512	15,253,512	4,497	9,367
Series B-1 Preferred Stock of $0.01 par value	2,087,880	2,087,880	492	1,052
Series C Preferred Stock of $0.01 par value	29,537,800	29,537,800	25,147	21,805
Series C-1 Preferred Stock of $0.01 par value	3,000,000	3,000,000	—	1,826
Series C-2 Preferred Stock of $0.01 par value	8,695,368	8,695,368	5,054	11,048
Series D Preferred Stock of $0.01 par value	18,605,940	18,605,940	30,739	43,621
Series E Preferred Stock of $0.01 par value	11,066,882	11,066,882	67,858	83,944
Series E-1 Preferred Stock of $0.01 par value	2,828,854	2,828,854	19,990	22,943
Total	111,452,020	111,452,020	$154,800	$201,368

Redeemable Preferred Stock:

	December 31, 2020
	Shares	Shares Issued	Carrying	Liquidation
	Authorized	and Paid	Value	Preference
Series 1 Preferred Stock of $0.01 par value	3,500	3,500	$10,735	$36,520

Note: Series 1 preferred stock was not issued or outstanding as of December 31, 2019.

NOTE 12 – PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (cont.)

a.Main terms of Redeemable Convertible Preferred Stock

1)	Dividend provision:

The holders of Redeemable Convertible Preferred Stock shall be entitled to receive, pro rata among themselves and on an as converted basis, dividends, if and when declared by the Company’s Board of Directors, out of any funds legally available therefor, prior and in preferences to any declaration or payment of any dividend according to the following preferences and rates: (i) first, the stock holders shall be entitled to receive, ratably among themselves in proportion to the preferential amounts, a dividend up to an amount with respect to all dividends distributed, equal in the aggregate, to the Preferred Preference, which is defined as the original issued price of each series plus 6% interest rate per annum, compounded annually and (ii) second, following payment in full of the Preferred Preference, all Stockholders of the Company (other than holders of shares of the Series E and E‑1 Preferred in respect of such shares) will participate on a pro rata basis in the receipt of any additional dividends on an as converted basis.

2)	Liquidation preference:

Holders of Redeemable Convertible Preferred Stock are entitled to receive, pro rata among themselves, prior and in preference to any distribution of any of the assets of the Company to the holders of any other stock, by reason of their ownership thereof, an amount per share equal to the sum of:

a.

The original issue price of each Preferred Stock series (A: $0.1208325; A‑1: $0.148375; B: $0.2982925; B‑1: $0.238625; C: $0.4166675; C‑1: $0.3125; C‑2: $0.8200475; D: $1.6748; E: $6.28; E‑1: $7.07), plus 6% interest rate per annum, compounded annually less the aggregate amount of dividends actually paid on such Preferred Stock from the actual date of issuance of such share to the date of Liquidation Event (as defined below).

b.

An amount equal to the declared but unpaid dividends on such share as specified above. If upon occurrence of such event, the assets and funds thus distributed among the holders of the Preferred Stock shall be insufficient to permit the payment, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Preferred Stock in proportion to the preferential amount, the holder is entitled to receive.

A “Liquidation Event” would be one or more of the following:

a.	Consolidation, merger or reorganization or similar transaction or series of related transactions of the Company with or into another entity.
b.	A sale of all or substantially all of the Company’s assets, or the transfer or grant by the Company of an exclusive license to all or substantially all of the Company’s intellectual property.
c.

An acquisition, through one transaction or a series of related transactions, of all or substantially all of the Company’s issued and outstanding capital stock, by, any other corporation, or any other entity or person, other than a wholly-owned subsidiary of the Company.

With respect to a. and c. above, the stockholders of the Company immediately prior to the transaction do not own a majority of the voting power of the surviving or acquiring entity following such transaction.

NOTE 12 – PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (cont.)

a.Main terms of Redeemable Convertible Preferred Stock (cont.)

Shares of redeemable convertible preferred stock are not mandatorily or currently redeemable. However, certain liquidation events described above would constitute a redemption event that is outside of the Company’s control. As such, all shares of redeemable convertible preferred stock have been presented outside of permanent equity. The Company has not adjusted the carrying values of the redeemable convertible preferred stock to the deemed liquidation values of such shares since a liquidation event was not probable at any of the balance sheet dates. Subsequent adjustments to increase or decrease the carrying values to the ultimate liquidation values will be made only if and when it becomes probable that such a liquidation event will occur. The liquidation preference amount for holders of preferred shares is $148,665 and an additional $64,819 and $52,703 of accrued interest as of December 31, 2020 and 2019, respectively.

3)	Right to Convert

The shares of Preferred Stock issued are convertible at the option of the holders, into Common Stock of the Company. Each share of redeemable convertible preferred stock shall be convertible, without payment of additional consideration by the holder and according to its will, into such number of fully paid and non-assessable Common Stock as is determined by dividing the original issue price by the conversion price applicable to such share. The initial conversion price per share for each Preferred Stock shall initially be its applicable original issue price (subject to adjustments).

Each share of Series A Preferred, Series A‑1 Preferred, Series B Preferred, Series B‑1 Preferred, Series C Preferred, Series C‑1 Preferred, and Series C‑2 Preferred will automatically be converted into common stock at the applicable conversion price at the time in effect for such Preferred Stock immediately upon the earlier of occurrence of an Initial Public Offering (“IPO”) at a price per share equal to at least 250% of the original C‑2 Issue Price with net proceeds to the Company of at least $25,000, or the date specified by written consent or written agreement of the holders of a majority of the issued and outstanding Series B and B‑1 Preferred Stock (voting as a single class) and the holders of a majority of the issued and outstanding Series C, C‑1 and C‑2 Preferred Stock (voting as a single class).

Each share of Series D Preferred will automatically be converted into common stock at the applicable conversion price at the time in effect for such Preferred Stock immediately upon the earlier of occurrence of an IPO at a price per share equal to at least 200% of the Original D Issue Price with net proceeds to the Corporation of at least $50,000, or the date specified by written consent or written agreement of the holders of a majority of the issued and outstanding Series D Preferred Stock.

Each share of Series E Preferred and Series E‑1 Preferred will automatically be converted into common stock at the applicable conversion price at the time in effect for such Preferred Stock immediately upon the earlier of occurrence of an IPO at a price per share equal to at least 75% of the Original E Issue Price with net proceeds to the Corporation of at least $50,000 and in which shares sold are listed on the NASDAQ Stock Market or the New York Stock Exchange and, or the date specified by written consent or written agreement of the holders of a majority of the issued and outstanding Series E Preferred Stock and Series E‑1 Preferred (voting as a single class). If the offering price per share in the IPO is higher than 75% of the Original E Issue Price and lower than 75% of the Original E‑1 Issue Price, the Conversion Price at the time in effect for the Series E‑1 Preferred shall be adjusted, as defined in the Amended and Restated Certificate of Incorporation.

NOTE 12 – PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (cont.)

a.Main terms of Redeemable Convertible Preferred Stock (cont.)

4)

Voting rights are subject to certain conditions defined in the Company’s Amended and Restated Certificate of Incorporation, By-Laws and other agreements between the stockholders of the Company. The shares of redeemable convertible preferred stock are classified as mezzanine equity in the Company’s financial statements.

5)

The holders of the outstanding shares do not have redemption rights; however, as noted above, upon any voluntary or involuntary liquidation event such shares will be entitled to receive the applicable Liquidation Preference.

6)

The Company classifies its Redeemable Convertible Preferred Stock as convertible equity because the shares contain liquidation features that are not solely within the Company’s control. The Preferred Stock recognized at fair value of $143,694 (the proceeds on the date of issuance) less issuance costs of $2,253, resulting in an initial value of $141,441.

b.Issuance and main terms of Redeemable Preferred Stock:

In July 2020, the Company issued 3,500 shares of Series 1 Senior Preferred Stock (“Redeemable Preferred Stock”) pursuant to a Series 1 Senior Preferred Stock Purchase Agreement to an existing shareholder at a price of $10,000 per share. The Redeemable Preferred Stock is non-voting, non-convertible, redeemable preferred stock senior to existing series of preferred stock.

Cumulative quarterly dividends accrue at varying rates starting at 10.75% and increase up to 15% per annum over time. A portion of the quarterly dividends are required to be paid in cash after the fifth anniversary of the issuance. If the Company elects to pay quarterly dividends in cash prior to the fifth anniversary of the issuance, payment is made at varying rates starting at 8.75% and increase up to 12.75% per annum. The Redeemable Preferred Stock has a liquidation preference of $10,000 per share.

The shares are redeemable at any time by the Company at a minimum redemption price and in certain circumstances at the option of the shareholder not including a qualified Initial Public Offering. As the redemption provisions are not solely within the Company’s control, the redeemable preferred stock is presented outside of permanent equity in the mezzanine section of the consolidated balance sheets.

The Redeemable Preferred Stock contains certain protective provisions that limit the Company’s ability to incur indebtedness, engage in certain affiliate transactions, make certain investments and incur debt, among other restrictions. As of December 31, 2020, the Company was in compliance with all protective provisions.

The fair value of the Redeemable Preferred Stock at issuance was $11,509. Total costs of financing related to the redeemable preferred stock issuance was $774 and applicable costs were capitalized in accordance with the Company’s policy resulting in a net carrying value of $10,735.

NOTE 12 – PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (cont.)

b.Issuance and main terms of Redeemable Preferred Stock: (cont.)

In connection with the Series 1 Senior Preferred Stock, the Company issued to the existing shareholder two warrants to purchase Common stock of the Company. The first warrant to purchase up to 1,477,094 shares of common stock was issued at an exercise price of $10.21 per share. The second warrant to purchase up to 2,954,188 shares of common stock was issued at an exercise price of $0.01 per share. Total costs of financing related to the warrants issuance was $1,580.The fair value of the warrants at issuance was $23,491 with associated issuance costs of $1,580 resulting in a net carrying value of $21,911. The fair value was determined with the assistance of a third party valuation firm and included and involved the use of a Black-Scholes Merton model with key inputs and assumptions including current price of the Common stock, exercise price of the Common stock, expected term length, volatility rate, dividend rate and the risk free interest rate. The following table presents the assumptions used to estimate the fair value of the warrants issued:

Expected term length	7.5
Dividend rate	0.0%
Volatility rate	50%
Risk free interest rate	0.47%

The total gross proceeds excluding financing costs of the Series 1 Senior Preferred Stock and warrants issued to the shareholder was $35,000.

c.Stock Options:

In February 2007, the Company’s Board of Directors approved the Payoneer Inc. 2007 Share Incentive Plan and the Payoneer Inc. 2007 U.S. Share Incentive Plan (hereafter together – the “2007 Plan”), where up to 3,360,000 options were reserved for grants to employees of the Company. There have been several periodic increases in options available to be granted through approval by the Company’s board of directors and stockholders. In May 2017, the Company’s Board of Directors approved the Payoneer Inc. 2017 Stock Incentive Plan (hereafter – the “2017 Plan”), where up to 21,756,714 options may be granted to employees of the Company.

NOTE 12 – PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (cont.)

c.Stock Options: (cont.)

As of December 31, 2020, 26,814,848 options are authorized under the Plans. Each option can be exercised to purchase one share of Common Stock par value USD 0.01 each of the Company. The Company’s Board of Directors approved the grant of the following stock options:

	December 31, 2020
	Outstanding Options		Options Exercisable
		Weighted Average		Weighted Average
Exercise	Number	Remaining	Number	Remaining
Price	Outstanding	Contractual life	Outstanding	Contractual life
$0.010	1,503,158	9.21	—	—
$0.038	273,312	0.32	273,312	0.32
$0.134	245,054	4.78	198,006	4.22
$0.248	206,934	1.97	206,934	1.97
$0.652	78,750	2.86	78,750	2.86
$1.008	1,512,764	3.34	1,512,764	3.34
$1.148	2,020,918	4.05	2,020,918	4.05
$2.593	521,000	4.95	521,000	4.95
$2.640	3,128,166	4.95	3,128,166	4.95
$3.395	376,000	5.46	376,000	5.46
$5.135	3,346,550	9.23	103,125	9.21
$5.255	3,219,545	6.85	2,259,154	6.74
$5.340	927,274	7.67	516,518	7.61
$5.450	4,319,410	8.03	1,916,115	7.92
$5.669	2,228,286	5.82	2,065,514	5.78
$5.755	582,775	8.53	194,656	8.47
$7.330	752,000	9.95	—	—
	25,241,896	6.70	15,370,932	5.45

NOTE 12 – PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (cont.)

c.Stock Options: (cont.)

	December 31, 2019
	Outstanding Options		Options Exercisable
		Weighted Average		Weighted Average
Exercise	Number	Remaining Contractual	Number	Remaining Contractual
Price	Outstanding	life	Outstanding	life
$0.005	80,000	8.56	30,000	8.56
$0.038	2,077,350	0.93	2,077,350	0.93
$0.094	521,948	0.43	521,948	0.43
$0.134	251,054	5.65	166,368	4.41
$0.248	457,358	2.48	457,358	2.48
$0.500	55,044	9.33	—	—
$0.652	153,950	3.23	153,950	3.23
$1.008	2,100,610	3.36	2,100,610	2.78
$1.148	2,198,118	5.03	2,198,118	5.03
$2.593	589,364	5.54	589,364	5.54
$2.640	3,289,110	5.91	3,092,630	5.89
$3.395	421,000	6.58	369,312	6.58
$5.255	3,558,918	7.81	1,651,578	7.47
$5.340	1,204,974	8.69	381,530	8.65
$5.450	4,585,692	9.10	24,312	4.73
$5.669	2,485,600	6.65	1,736,170	6.42
$5.755	664,900	9.56	—	—
	24,694,990	6.19	15,550,598	4.66

The vesting period of the outstanding options is generally 4 years from the date of grant. The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted by the Company:

	Year Ended December 31,
	2020	2019
Expected term (in years)	5.86 - 6.5	5.61 - 6.11
Risk-free interest rate	0.45% -0.93%	1.87% - 2.57%
Dividend yield	None	None
Volatility rate	45%	45%
Weighted average fair value of options at grant date	$3.158	$2.577

The Company selected the Black-Scholes Merton option pricing model as the most appropriate fair value method for its stock-options awards based on the market value of the underlying shares at the date of grant. Historical information for a selection of similar publicly traded companies was the basis for the expected volatility. Historical information and management expectations were the basis for the expected dividend yield. The expected lives of the options are based upon the simplified method per ASC 718. The risk-free interest rate was selected based upon yields of U.S. Treasury issues with a term equal to the expected life of the option being valued. Option vesting generally occurs in tranches up to four years.

As of December 31, 2020, there was approximately $29,369 of unrecognized compensation costs related to unamortized stock option compensation which is expected to be recognized over a weighted-average period of 1.73 years. Total unrecognized compensation cost will be recognized as incurred. In addition, as future grants are made, additional compensation costs will be incurred.

NOTE 12 – PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (cont.)

c.Stock Options: (cont.)

The following table presents a summary of stock option activity for the year ended December 31, 2020:

		Weighted	Weighted
		Average	Average
		Exercise	Remaining	Aggregate
		Price per	Contractual	Intrinsic
	Shares	Share	Term	Value
Outstanding January 1, 2020	24,694,990	$3.43	$6.19	$55,590
Granted	5,888,532	$4.06
Exercised	(3,313,666)	$0.67
Expired	(247,176)	$0.09
Forfeited	(1,780,784)	$4.17
Outstanding December 31, 2020	25,241,896	$3.92	$6.70	$83,639

Exercisable December 31, 2020	15,370,932	$3.47	$5.45	$59,370

The aggregate intrinsic value of options exercised was $15,068,  $9,671 and $10,306 for the years ended December 31, 2020, 2019 and 2018, respectively. In 2020, 2019 and 2018, the Company has received a tax benefit of $13,  $2,652 and $23, respectively, in excess of the tax benefit based on the intrinsic value on date of issuance of the share-based compensation, respectively.

d.Restricted Stock Units:

Under the 2017 Plan restricted stock units (“RSUs”) may be granted to eligible grantees. RSUs generally vest over a period of four years and are subject to continued service and liquidity-based conditions. The liquidity-based conditions include an initial public offering, merger, sale or partial liquidation event as defined in the Company’s incentive plan and RSU agreement. The cost of RSUs granted is determined using the fair market value of the Company’s common stock on the date of grant. The fair market value of the Company’s common stock utilizing a combination of discounted cash flow and option pricing method methodologies. Key inputs and assumptions used (which are Level 3 inputs and assumptions) were forecasted future financial performance, discount rate, cost of equity and terminal growth rate. The implied common stock price was estimated based on the difference in the rights and preference between the preferred and common stock.

The following table summarizes the RSUs activity under the 2017 Plan as of December 31, 2020:

		Weighted
		Average
		Grant Date
	Units	Fair Value
Outstanding December 31, 2019	—	$—
Awarded	915,730	$5.17
Vested	—	$—
Forfeited	—	$—
Outstanding December 31, 2020	915,730	$5.17

NOTE 12 – PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (cont.)

e.Warrants issued to non-employees:

In September 2015, the Company issued warrants to purchase shares of Common Stock to a non-employee in association with a commercial services agreement. The exercise price of the warrants is $3.3725 per share. The warrants expire after 10 years from issuance. At December 31, 2020 and 2019, 953,720 warrants were outstanding, out of which 574,844 warrants were vested. The remaining 378,876 warrants will only vest upon the occurrence of an M&A Transaction (as defined in the warrant agreement). The Company did not recognize additional expenses related to the warrants in 2020, 2019 or 2018.